COMMITMENTS	12 Months Ended
Dec. 31, 2022
COMMITMENTS
COMMITMENTS
32.COMMITMENTS

In the ordinary course of its business, the Company enters into long-term agreements for provision of manufacturing, transportation, information technology services and electric power supply (with physical delivery, for its manufacturing activities). The agreements have termination clauses for noncompliance with essential obligations. In general, the minimum agreed upon is acquired and therefore there are no liabilities recorded in addition to the amount recognized on the accrual basis.

Total minimum supply payments, measured at nominal value, according to the contract, are:

	2022	2021
Less than one year	614,075	929,288
One to five years	659,626	460,081
Above 5 years	49,331	10,738
Total	1,323,032	1,400,107